Business Combination (Details Narrative) - $ / shares	Aug. 05, 2022	Sep. 01, 2021	Jun. 06, 2022
Business Acquisition [Line Items]
Number of shares issued on acquisition	791,667
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Number of shares issued on acquisition		2,900,000
Business acquisition, share price		$ 1.60
Shenzhen Jisen Information Tech Limited [Member] | WuxiKingway Cloud Technology Co Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership interest transferred			100.00%